Cover	Jun. 23, 2026
Document Type	8-K/A
Document Period End Date	Jun. 23, 2026
Entity Registrant Name	CEA INDUSTRIES INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-41266
Entity Tax Identification Number	27-3911608
Entity Address, Address Line One	385 South Pierce Avenue
Entity Address, Address Line Two	Suite C
Entity Address, City or Town	Louisville
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80027
City Area Code	(303)
Local Phone Number	993-5271
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Description	CEA Industries Inc. (the “Company”) is filing this amendment to its Current Report on Form 8-K filed on June 24, 2026, which reported the appointment of Ling “Ella” Zhang, Alex Odagiu and Matthew Roszak as members of its Board of Directors (the “Board”). At the time of their appointments, the Board had not yet appointed any of Ms. Zhang, Mr. Odagiu or Mr. Roszak to any of its Board committees.On June 29, 2026, the Board appointed each of Ms. Zhang and Mr. Roszak to the Board’s newly formed CEO Search Committee, effective immediately. Additional committee appointments for the new directors are expected to be considered in the ordinary course of the Board’s governance practices.
Entity Emerging Growth Company	false
Amendment Flag	true
Entity Central Index Key	0001482541
Common Stock, par value $0.00001
Title of 12(b) Security	Common Stock, par value $0.00001
Trading Symbol	BNC
Security Exchange Name	NASDAQ
Warrants to purchase Common Stock
Title of 12(b) Security	Warrants to purchase Common Stock
Trading Symbol	BNCWW
Security Exchange Name	NASDAQ
Warrants to purchase Common Stock
Title of 12(b) Security	Warrants to purchase Common Stock
Trading Symbol	BNCWZ
Security Exchange Name	NASDAQ